Commitments and Contingencies - Schedule of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Operating Leases [Line Items]
Rental expense	$ 37.9	$ 36.0	$ 30.8